SUPPLEMENTARY OIL & GAS INFORMATION (Unaudited) - Future Net Cash Flows Relating to Proved Crude Oil and Natural Gas Reserves (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 531,752	$ 519,006	$ 426,706
Future production costs	(201,050)	(200,819)	(204,348)
Future development costs and asset retirement obligations	(74,603)	(67,210)	(65,280)
Future income taxes	(55,242)	(62,636)	(36,488)
Future net cash flows	200,857	188,341	120,590
10% annual discount for timing of future cash flows	(137,332)	(128,015)	(73,685)
Standardized measure of future net cash flows	63,525	60,326	46,905	$ 24,315
North America
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	515,864	500,557	413,180
Future production costs	(194,076)	(193,387)	(198,304)
Future development costs and asset retirement obligations	(70,879)	(63,202)	(61,169)
Future income taxes	(53,759)	(60,526)	(35,645)
Future net cash flows	197,150	183,442	118,062
10% annual discount for timing of future cash flows	(136,616)	(126,699)	(73,171)
Standardized measure of future net cash flows	60,534	56,743	44,891
North Sea
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	10,030	12,002	8,740
Future production costs	(4,893)	(5,148)	(4,168)
Future development costs and asset retirement obligations	(2,648)	(2,909)	(2,853)
Future income taxes	(936)	(1,484)	(595)
Future net cash flows	1,553	2,461	1,124
10% annual discount for timing of future cash flows	(1)	(545)	(59)
Standardized measure of future net cash flows	1,552	1,916	1,065
Offshore Africa
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	5,858	6,447	4,786
Future production costs	(2,081)	(2,284)	(1,876)
Future development costs and asset retirement obligations	(1,076)	(1,099)	(1,258)
Future income taxes	(547)	(626)	(248)
Future net cash flows	2,154	2,438	1,404
10% annual discount for timing of future cash flows	(715)	(771)	(455)
Standardized measure of future net cash flows	$ 1,439	$ 1,667	$ 949